Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards	[1]	¥ 392,363		¥ 448,926
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		286,000	[2]	334,000	[3]
Japan | Mizuho Financial Group Inc
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		¥ 279,000		¥ 308,000
Operating loss carryforwards, expiration date		Mar. 31, 2018		Mar. 31, 2018
United Kingdom
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryfrwards		¥ 86,000	[4]	¥ 95,000	[5]

[1]	The amount includes ¥309,462 million and ¥281,403 million related to MHFG's carryforwards resulting mainly from intercompany capital transactions as of March 31, 2014 and 2015, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.
[2]	¥279 billion of the Japan net operating losses of ¥286 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[3]	¥308 billion of the Japan net operating losses of ¥334 billion is related to MHFG, which is offset by a full valuation allowance, and will expire during the fiscal year ending March 31, 2018.
[4]	The United Kingdom net operating losses of ¥86 billion may be carried forward indefinitely.
[5]	The United Kingdom net operating losses of ¥95 billion may be carried forward indefinitely.